DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES
Deferred revenue and other deferred liabilities consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 11.1)	16,293,067	—
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 11.2)	1,622,433	—
Other deferred liabilities	351,639	634,971
	18,267,139	634,971
11 - DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES (CONTINUED)

11.1 U.S. Environmental Protection Agency (EPA) Clean School Bus Program (the "EPA Program")
In May 2022, the EPA announced the availability of $500 million under the first round of funding of the EPA Program, which amount was subsequently increased to $945 million. On April 25, 2023, the EPA announced an additional $400 million through the 2023 grant round under the EPA Program, and on September 28, 2023 the EPA announced an additional $500 million through the 2023 rebate round under the EPA Program. Lion all-electric school buses are eligible under the EPA Program.
Under the first funding round of the EPA Program in which Lion participated directly and indirectly through school districts, once the EPA has reviewed the payment request and confirmed that all required information was included, the EPA issued a rebate payment to the selectee such that payments made under the EPA Program were generally made before delivery of the applicable school bus.
11.2 Non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project
On March 20, 2023, the Company entered into a non-repayable financial contribution agreement under the Project Innovation Program for the Development of a Mobilizing Project. The agreement provides for financing of up to C$26,991,772 until December 31, 2026. On April 21, 2023, the Company received an advance of government assistance of $7,013,566 (C$9,446,572) from Investissement Quebec relating to future vehicle development project costs, of which $5,391,133 of qualifying related expenditures have been incurred as at December 31, 2023 and recorded as a reduction of intangible assets.